Restricted Cash	6 Months Ended
Jun. 30, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]

Note 10 Restricted Cash

A restricted fund was established in compliance with the unsecured debt agreements. The restricted fund at June 30, 2012 has a balance of $52,744. This fund is used to pay principal and interest for the unsecured debt agreements which had a principal balance of $4,471,996 as of June 30, 2012. Ten percent of all cash receipts from operations are put into this fund under the terms of the debt agreement.